BUSINESS COMBINATIONS - Unaudited Pro Forma Financial Information (Details) - USD ($)		12 Months Ended
	May 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Business Acquisition [Line Items]
Contingent consideration liability		$ 12,179,476		$ 18,597,831
Contingent consideration liability		7,935,016
Net revenues		11,834,601	$ 12,989,493
Net loss		$ (33,259,224)	$ (12,761,206)
Net loss per common share		$ (433.00)	$ (1,921.00)
Harper & Jones LLC
Business Acquisition [Line Items]
Contingent consideration liability	$ 3,421,516	$ 4,244,460
Net revenues		1,860,000
Net loss		$ 390,000
Customer relationships
Business Acquisition [Line Items]
Estimated useful lives		3 years
Customer relationships | Harper & Jones LLC
Business Acquisition [Line Items]
Estimated useful lives	3 years